Borrowings and Debentures - Short-term Borrowings (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 12,998	₩ 109,998
2.45% Short Term Borrowings From Citi Bank [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.45%
Short-term borrowings		50,000
Short term borrowings from KEB Hana Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		27,000
Borrowings, interest rate basis	FTP 1M +1.01
Borrowings, adjustment to interest rate basis	1.01%
1.59% Short Term Borrowings From KEB Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		5,000
Borrowings, interest rate basis	6M financial I (bank) + 1.59
Borrowings, adjustment to interest rate basis	1.59%
1.35% Short Term Borrowings From Shinhan Bank [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		15,000
Borrowings, interest rate basis	6M financial I (bank) + 1.35
Borrowings, adjustment to interest rate basis	1.35%
4.50% Short Term Borrowings From Hana Financial Investment Co Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	4.20%
Short-term borrowings	₩ 4,642	4,642
4.50% Short Term Borrowings From DB Financial Investment Co Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	4.00%
Short-term borrowings	₩ 2,785	2,785
4.50% Short Term Borrowings From Shinhan Financial Investment Co Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	4.20%
Short-term borrowings	₩ 5,571	₩ 5,571